Property and Equipment (Details) - USD ($)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2015
Property and equipment
Gross property and equipment	$ 6,198,000	$ 7,798,000
Less accumulated depreciation	(3,301,000)	(3,102,000)
Net property and equipment	2,897,000	4,696,000		$ 1,832,000
Depreciation expenses	1,300,000	929,000	$ 565,000
Computer and equipment
Property and equipment
Gross property and equipment	$ 1,726,000	1,639,000
Computer and equipment | Minimum
Property and equipment
Useful lives	3 years
Computer and equipment | Maximum
Property and equipment
Useful lives	7 years
Furniture and fixtures
Property and equipment
Gross property and equipment	$ 1,759,000	2,361,000
Furniture and fixtures | Minimum
Property and equipment
Useful lives	3 years
Furniture and fixtures | Maximum
Property and equipment
Useful lives	7 years
Leasehold improvements, primarily retail
Property and equipment
Gross property and equipment	$ 2,713,000	$ 3,798,000
Leasehold improvements, primarily retail | Minimum
Property and equipment
Useful lives	5 years
Leasehold improvements, primarily retail | Maximum
Property and equipment
Useful lives	10 years